Settlement and trade receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Settlement and trade receivables	Settlement and trade receivables
Settlement and trade receivables primarily include receivables from payment solution providers (“PSP receivables”), which arise from timing differences in the settlement process between the cash settlement of a transaction and the derecognition of the associated receivable. Settlement and trade receivables are initially measured at fair value and subsequently measured at amortized cost less an allowance for ECL.
Settlement and trade receivables are composed of:

	December 31, 2025
	Gross Carrying Amount	Allowance for ECL	Net Carrying Amount
Payment service providers receivables	454	(1)	453
Merchant receivables	92	(25)	67
Debt collection receivables	20	—	20
Other receivables	40	—	40
Total	606	(26)	580

	December 31, 2024
	Gross Carrying Amount	Allowance for ECL		Net Carrying Amount
Payment service providers receivables ........................................................	$368	$—	- 1	$368
Merchant receivables .......................................................................................	128	(17)	- 2 5	111
Debt collection receivables .............................................................................	8	—	0	8
Other receivables ...............................................................................................	6	—	0	6
Total .....................................................................................................................	$510	$(17)		$493
The Group applies the simplified approach to calculating the allowance for expected credit losses. The
Group’s provisions for expected credit losses related to merchant receivables are included within general and administrative expense in the consolidated statements of profit or loss. The balances throughout fiscal years 2025 and 2024 for the allowance for expected credit losses related to PSP receivables, debt collection receivables and other receivables were immaterial due to the short-term nature of the receivables and low credit risk associated with transacting with large PSPs, debt collection agencies and other counterparties.